Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Net income (loss)	kr 17,623	kr 1,840	kr (6,276)
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of deﬁned beneﬁts pension plans including asset ceiling	(4,618)	(6,182)	(2,453)
Revaluation of borrowings due to change in credit risk	99	(651)	207
Tax on items that will not be reclassiﬁed to proﬁt or loss	880	1,363	285
Cash flow hedge reserve
Gains/losses arising during the period	136	(290)
Reclassiﬁcation adjustments on gains/losses included in proﬁt or loss	281
Translation reserves
Changes in translation reserves	(5,376)	1,925	2,011
Reclassification to profit and loss	124	54	36
Share of other comprehensive income of JV and associated companies	(81)	131	14
Tax on items that have been or may be reclassiﬁed to proﬁt or loss	(86)	60
Other comprehensive income (loss), net of tax	(8,641)	(3,590)	100
Total comprehensive income (loss)	8,982	(1,750)	(6,176)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	8,787	(1,403)	(6,470)
Non-controlling interests	kr 195	kr (347)	kr 294